Investment Strategy - Arena Strategic Income Fund	Feb. 28, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal market conditions, the Fund intends to primarily invest at least 75% of its net assets (plus any borrowings for investment purposes) in income producing investments and leveraged loans. The Fund intends to invest in debt securities, leveraged loans, equity and equity-linked securities and obligations of the U.S. Government and government-sponsored entities. The Fund intends to invest in high-yield debt securities (commonly known as “junk bonds”). High-yield debt securities are fixed- or floating-rate securities rated below BBB by Standard & Poor’s (“S&P”) or Fitch Ratings, Inc. (“Fitch”), or below Baa by Moody’s Investor Service, Inc. (“Moody’s”) or, if unrated, determined to be of comparable quality by the Fund’s advisor. The Fund’s investments in debt securities may include notes, bonds, certificates and debentures, which are the most common types of corporate debt securities, bank loans, and other corporate debt instruments. The Fund may also invest in money market funds for cash management purposes. The Fund may also invest in equity and equity-linked securities to seek returns and to manage certain investment risks. The Fund’s investments in equity securities include common stock, convertible debt, convertible preferred, warrants and rights. The Fund’s investments in equity securities includes companies of any size including small-, mid-, and large-capitalization companies. While the Fund invests primarily in U.S. issuers, it may also invest in securities of foreign issuers. The Fund may invest in privately placed and other securities or instruments that are purchased and sold pursuant to Rule 144A or other exemptions under the Securities Act of 1933, as amended, subject to certain regulatory restrictions.

While the Fund may purchase debt securities of any maturity, under normal market conditions, the Fund will generally invest in securities that have an expected remaining maturity within the short term (three years or less), but the Fund may also invest, to a lesser extent, in securities with an expected redemption within the intermediate term (five to ten years). The Fund typically invests in securities with a weighted average portfolio effective duration of 36 months or less. Duration measures how changes in interest rates affect the value of a fixed income security. For example, a three-year duration means that the fixed income security will decrease in value by 3% if either interest rates rise and/or credit spreads rise by 1% or increase in value by 3% if either interest rates fall and/or credit spreads fall by 1%. Higher duration indicates debt instruments that are more sensitive to interest rate changes. Debt instruments with shorter duration are typically less sensitive to interest rate changes.

The Fund’s advisor’s investment process begins with idea generation, and the advisor utilizes a variety of sources including market news, analysts’ reviews of sectors, and proprietary screening models for these ideas. The advisor then screens a broad universe of short duration investments through the use of its proprietary evaluation analytics, which are designed to evaluate and rate potential investments for quality and risk and to identify companies with attractive valuations relative to net asset value. These evaluation analytics take into account a number of factors, including ratings, company balance sheet metrics, liquidity and interest rate sensitivity and exposure. After screening, the advisor then conducts fundamental analysis to identify potential investments that the advisor believes are profitable and undervalued, and that offer a balance of risk and return opportunities for the Fund. The advisor’s fundamental analysis also seeks to limit risk and volatility within the Fund’s portfolio. The Fund will invest in a portfolio of securities typically spread across many economic sectors although from time to time the Fund may have a significant portion of its assets in one or more market sectors. The Fund intends to engage in opportunistic and active trading.

The Fund’s advisor may sell all or a portion of a position when, in its opinion, one or more of the following occurs, or any other reason: (i) the issuer’s fundamentals deteriorate; (ii) the reason(s) for maintaining the position are no longer valid; (iii) the advisor’s view of the business fundamentals or management of the underlying company changes; (iv) a more attractive investment opportunity is found; (v) for other portfolio management reasons; or (vi) the Fund requires cash to meet redemption requests.